Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Fair value adjustment on debt assumed	$ 704	$ 2,578
Cash flows from operating activities:
Consolidated net income	67,625	50,905
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, Amortization and Accretion, Net		(38)
Retail Revenue Accretion	20
Depreciation and amortization	62,157	64,061
Stock compensation expense	1,050	1,104
Redeemable Units Issued	338	257
Amortization of debt premium	(504)	(316)
Loss from investments in real estate joint ventures	(102)	98
Gain on debt extinguishment	62	(5)
Derivative interest expense	465	361
Loss on sale of non-depreciable assets, including discontinued operations	0	(3)
Gain on sale of discontinued operations	(31,780)	(22,382)
Gain (Loss) on Disposal of Discontinued Operation		22,453
Net casualty loss and other settlement proceeds	(449)	65
Changes in assets and liabilities:
Restricted cash	(278)	102
Other assets	(3,281)	506
Accounts payable	5,575	2,699
Accrued expenses and other	(3,226)	9,947
Security deposits	298	299
Net cash provided by operating activities	97,930	107,671
Cash flows from investing activities:
Purchases of real estate and other assets	(89,123)	(96,941)
Improvements to existing real estate assets	(21,837)	(56,582)
Construction capital and other improvements	(1,861)	(636)
Renovations to Existing Real Estate Assets	4,282	2,364
Development	(20,816)	(18,617)
Distributions from real estate joint ventures	8,197	10,779
Contributions to real estate joint ventures	(183)	(69)
Proceeds from disposition of real estate assets	56,328	53,704
Funding of escrow for future acquisitions	(11,902)	0
Net cash used in investing activities	(85,479)	(110,726)
Cash flows from financing activities:
Advances from General Partner	22,170	3,004
Net change in credit lines	2,000	(232,064)
Proceeds from notes payable	0	150,000
Principal payments on notes payable	(2,697)	(1,757)
Payment of deferred financing costs	(426)	(2,115)
Payments for Repurchase of Common Units	673	17,177
Proceeds from Issuance of Common Limited Partners Units	24,969	120,149
Distributions Paid on Common Units	57,937	51,970
Net cash (used in) provided by financing activities	(12,594)	(31,930)
Net (decrease) increase in cash and cash equivalents	(143)	(34,985)
Cash and cash equivalents, beginning of period	8,886	57,151
Cash and cash equivalents, end of period	8,743	22,166
Supplemental disclosure of cash flow information:
Interest paid	30,937	27,341
Supplemental disclosure of noncash investing and financing activities:
Accrued construction in progress	5,395	5,389
Interest capitalized	872	969
Marked-to-market adjustment on derivative instruments	19,916	4,841
Notes Assumed	$ 18,293	$ 30,290